Subsequent Events (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 16, 2021	Mar. 19, 2021	Feb. 19, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 13, 2022	Apr. 15, 2021	Mar. 29, 2021	Mar. 22, 2021	Jan. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock par value per share											$ 0	$ 0
Equity method ownership percentage											100.00%
Investors [Member]
Proceeds from issuance of shares before deducting offering expenses					$ 144,000
Strategic Cooperation Agreement [Member] | BitFuFu [Member] | Forecast [Member]
Service subscription amount						$ 1,000,000
Subsequent Event [Member]
Proceeds from issuance of shares before deducting offering expenses				$ 13,100,000
Subsequent Event [Member] | Mr. Jianghuai Lin [Member]
Business acquisition ownership percentage		24.60%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Aggregate number of ordinary shares sold				3,140,740
Stock par value per share
Proceeds from issuance of shares before deducting offering expenses				$ 13,100,000
Subsequent Event [Member] | Strategic Partnership Agreement [Member] | Ivy International Education [Member]
Equity method ownership percentage										51.00%
Subsequent Event [Member] | Strategic Cooperation Agreement [Member] | BitFuFu [Member]
Value of blockchain cloud computing service									$ 10,000,000
Subsequent Event [Member] | Strategic Cooperation Frameword Agreement [Member] | Biznes [Member]
Equity method ownership percentage								51.00%
Subsequent Event [Member] | Strategic Cooperation Frameword Agreement [Member] | Wuhu Sasan [Member]
Equity method ownership percentage								49.00%
Subsequent Event [Member] | Consulting Agreement [Member] | Great Bay Capital Investment Limited [Member]
Term of agreement			2 years
Warrants to purchase ordinary shares			1,000,000
Warrants exercise price per share			$ 3.50
Subsequent Event [Member] | Consulting Agreement [Member] | Jinzefu and Shanjing Capital [Member]
Term of agreement	1 year
Warrants to purchase ordinary shares	450,000
Warrants exercise price per share	$ 6.30
Subsequent Event [Member] | Share Purchase Agreement [Member] | Taoping New Media Co., Ltd [Member]
Business acquisition ownership percentage		100.00%
Ordinary shares issued under business acquisition		1,213,630
Value of shares issued under business acquisition		$ 10,240,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Genie Global Limited [Member]
Equity method ownership percentage				51.00%
Subsequent Event [Member] | Share Purchase Agreement [Member] | Mr. Jianghuai Lin [Member] | Taoping New Media Co., Ltd [Member]
Equity method ownership percentage		51.00%
Ordinary shares issued under business acquisition		614,369
Subsequent Event [Member] | Purchase Agreement [Member] | Bitmain Technologies Limited [Member]
Value of bitcoin mining machines							$ 24,000,000